Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	December 31, 2023	December 31, 2022	December 31, 2021
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	69.77 – 70.72%	69.58 - 87.74%	61.33 - 99.64%
Average remaining expected life of stock options on WIHN Class B Shares (years)	5.23	4.25	4.31
Average remaining expected life of stock options on WIHN Class A Shares (years)	1.40	2.40	3.40

Stock-Based Compensation - Schedule of Non-Vested Share Activity

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2023 and 2022.

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2021	2,333	64.0	-	-
Granted	81,099	8.50	-	-
Vested	(81,692)	9.00	-	-
Non-vested forfeited or cancelled	-	-	-	-
Non-vested options as at December 31, 2022	1,740	37.50	-	-
Granted	18,418	10.00	-	-
Vested	(19,210)	11.00	-	-
Non-vested forfeited or cancelled	(680)	46.22	-	-
Non-vested options as at December 31, 2023	268	7.50	-	-

Stock-Based Compensation - Schedule of Stock Option Activity

The following tables summarize the Group’s stock option activity for the years ended December 31, 2023, 2022 and 2021.

Options on WIHN Class B Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2021	76,218	35.50	5.28	2,468,898
Of which vested	73,885	34.50	5.25	2,455,994
Of which non-vested	2,333	-	-	-
Granted	81,095	2.50	-	-
Exercised or converted	(6,256)	2.50	-	39,661
Forfeited or cancelled	-	-	-	-
Expired	(10,440)	218.00	-	-
Outstanding as at December 31, 2022	140,617	3.00	6.10	887,345
Of which vested	138,877	3.00	6.11	878,378
Of which non-vested	1,740	-	-	-
Granted	18,418	2.85	-	-
Exercised or converted	(10,086)	2.50	-	7,867
Forfeited or cancelled	(680)	2.50	-	-
Expired	(230)		-	-
Outstanding as at December 31, 2023	148,039	3.11	5.23	111,306
Of which vested	147,771	3.11	5.23	111,104
Of which non-vested	268	-		-

Options on WIHN Class A Shares	WIHN Class A Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2021	392,720	0.25	6.90	1,520,393
Granted	-	-	-	-
Outstanding as at December 31, 2022	392,720	0.25	5.90	248,950
Of which vested	392,720	0.25	5.90	248,950
Granted	-	-	-	-
Outstanding as at December 31, 2023	392,720	0.25	4.90	23,339
Of which vested	392,720	0.25	4.90	23,339

Stock-Based Compensation - Schedule of Stock-Based Compensation Expense

Summary of stock-based compensation expenses

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2023	2022	2021
In relation to Employee Stock Option Plans (ESOP)	178	743	3,761
In relation to non-ESOP Option Agreements	-	1	22
Total	178	744	3,783

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2023	2022	2021
Research & development expenses	-	177	485
Selling & marketing expenses	67	280	820
General & administrative expenses	111	287	2,478
Total	178	744	3,783